Cover	Jan. 13, 2026
Cover [Abstract]
Entity Registrant Name	YUBO INTERNATIONAL BIOTECH LIMITED
Entity Central Index Key	0000895464
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	false
Document Period End Date	Jan. 13, 2026
Entity File Number	000-21320
Entity Incorporation State Country Code	NY
Entity Tax Identification Number	11-3074326
Entity Address Address Line 1	Room 1102, 11th Floor
Entity Address Address Line 2	Building 2
Entity Address Address Line 3	No. 10 Chaoyang Park South Road
Entity Address City Or Town	Chaoyang District
Entity Address Postal Zip Code	100026
City Area Code	136
Local Phone Number	0129-6655
Country Region	Beijing
Entity Address Country	CN
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false